Commitments and contingencies - Schedule Of Balance Sheet Information Related to Operating Lease (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2023	Mar. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Right-of-use assets	[1]	¥ 549,668	¥ 570,171
Lease liabilities	[1]	¥ 571,087	¥ 593,339
Weighted average:
Remaining lease term		14 years 8 months 12 days	15 years 6 months
Discount rate		0.66%	0.60%

[1]	Right-of-use assets and lease liabilities are included in Other assets and Other liabilities, respectively, on the consolidated balance sheets.